Segment Information (Details) - USD ($) $ in Millions	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
InMed Pharma [Member]
Segment Information [Line Items]
Total assets	$ 5.7	$ 9.2	$ 9.2
BayMedica Commercial [Member]
Segment Information [Line Items]
Total assets	$ 3.6	$ 2.6	$ 2.6